Note 13 - Subsequent Events (Details Textual)		12 Months Ended
	Jan. 14, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP (in shares) | shares		0
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	833,750
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 10
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP (in shares) | shares	66,700
Proceeds From Deposits	$ 7,700,000
Refunds of Deposits	1,400,000
Proceeds from Issuance of Common Stock	$ 6,904,000
Percentage of Proceeds to Purchase Stock	50.00%
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	$ 667,000
Employee Stock Ownership Plan (ESOP), Amortization Period (Year)	30 years
Employee Stock Ownership Plan (ESOP), Service Hours in First Year	1,000
Employee Stock Ownership Plan (ESOP), Minimum Age	21